Trade and Other Receivables - Aging of Overdue but Not Impaired Accounts Receivable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Accounts receivable - trade	₩ 2,138,755	₩ 2,261,311
Other receivables	1,962,083	1,701,249
Overdue but not impaired [member]
Disclosure of financial assets [line items]
Accounts receivable - trade	29,304	41,613
Other receivables	3,113	5,663
Overdue but not impaired [member] | Less than 1 month [member]
Disclosure of financial assets [line items]
Accounts receivable - trade	7,150	11,543
Other receivables	2,679	2,838
Overdue but not impaired [member] | 1 ~ 3 months [member]
Disclosure of financial assets [line items]
Accounts receivable - trade	1,663	9,144
Other receivables	44	140
Overdue but not impaired [member] | 3 ~ 6 months [member]
Disclosure of financial assets [line items]
Accounts receivable - trade	1,576	4,643
Other receivables	124	1
Overdue but not impaired [member] | More than 6 months [member]
Disclosure of financial assets [line items]
Accounts receivable - trade	18,915	16,283
Other receivables	₩ 266	₩ 2,684